LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 12, 2010

TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED JUNE 30, 2010,

AS SUPPLEMENTED, AND THE STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 26, 2010, AS AMENDED AND SUPPLEMENTED, OF

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

The Summary Prospectus, Prospectus and Statement of Additional Information of the fund are hereby amended as follows:

The ticker symbols for Class A and Class C shares of Legg Mason Capital Management Disciplined Equity Research Fund are LCDAX and LCDCX, respectively.

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated June 30, 2010, as supplemented on October 1, 2010, October 21, 2010 and November 12, 2010, and as may be amended or further supplemented, and the fund’s statement of additional information, dated February 26, 2010, as amended on June 30, 2010, as supplemented on October 1, 2010 and November 12, 2010 and as may be further amended or further supplemented, are incorporated by reference into this Summary Prospectus.

This supplement should be retained with your Summary Prospectus, Prospectus and Statement of

Additional Information for future reference.

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